Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings (loss)
Numerator for basic EPS	$ (167)	$ 1,975
Cash-settled (recovery) expense included in earnings	0	(5)
Equity-settled expense adjustment	0	(5)
Numerator for diluted EPS	$ (167)	$ 1,965
Weighted average number of shares
Basic (in shares)	83,199	93,760
Share options (in shares)	0	413
Diluted (in shares)	83,199	94,173
Earnings per share
Basic (in usd per share)	$ (2.01)	$ 21.06
Diluted (in usd per share)	$ (2.01)	$ 20.86